Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 18,687	$ 1,380	$ (6,264)
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	45,166	47,534
Amount used during the period	(1,070)	(988)
Remeasurement	(18,687)	(1,380)
Closing balance	$ 25,409	$ 45,166	$ 47,534